2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 64 .6%
Communication Services — 8.9%
Alphabet Inc ....................... 6,051 2,061,818
AppLovin Corp
(1)
..................... 144 41,822
AST SpaceMobile Inc
(1)
................ 171 10,065
AT&T Inc .......................... 4,016 97,990
Charter Communications Inc
(1)
........... 84 9,316
Comcast Corp ...................... 2,234 48,612
Fox Corp .......................... 276 15,539
Live Nation Entertainment Inc
(1)
........... 162 27,427
Meta Platforms Inc ................... 1,248 905,025
Netflix Inc
(1)
........................ 2,440 169,775
Omnicom Group Inc .................. 259 19,070
Reddit Inc
(1)
........................ 93 13,247
ROBLOX Corp
(1)
..................... 377 15,973
Roku Inc
(1)
......................... 119 18,121
Space Exploration Technologies Corp
(1)
...... 303 45,710
Spotify Technology SA
(1)
................ 94 45,814
Take-Two Interactive Software Inc
(1)
........ 122 25,315
T-Mobile US Inc ..................... 321 52,349
Verizon Communications Inc ............ 2,510 115,134
Walt Disney Co/The .................. 1,141 119,691
Warner Bros Discovery Inc
(1)
............. 1,674 51,810
3,909,623
Consumer Discretionary — 2.5%
Airbnb Inc
(1)
........................ 76 12,209
Amazon.com Inc
(1)
................... 1,684 419,569
Aptiv PLC ......................... 62 2,667
AutoZone Inc
(1)
...................... 3 8,490
Best Buy Co Inc ..................... 48 4,235
Booking Holdings Inc ................. 139 22,644
BorgWarner Inc ..................... 62 3,727
Brinker International Inc
(1)
.............. 11 2,129
Brunswick Corp/DE .................. 64 4,111
Burlington Stores Inc
(1)
................ 15 4,008
CarMax Inc
(1)
....................... 41 2,259
Carnival Corp Ltd .................... 304 7,460
Carvana Co
(1)
....................... 132 8,255
Cava Group Inc
(1)
.................... 29 1,569
Chipotle Mexican Grill Inc
(1)
............. 243 7,764
Coupang Inc
(1)
...................... 277 3,842
Darden Restaurants Inc ................ 29 5,604
Deckers Outdoor Corp
(1)
................ 45 3,516
Dick's Sporting Goods Inc .............. 17 2,283
Domino's Pizza Inc ................... 10 2,996
DoorDash Inc
(1)
..................... 69 12,665
DR Horton Inc ...................... 60 8,199
DraftKings Inc
(1)
..................... 119 2,261
eBay Inc .......................... 94 9,969
Expedia Group Inc ................... 23 6,057
Five Below Inc
(1)
..................... 13 2,854
Flutter Entertainment PLC
(1)
............. 33 2,460
Ford Motor Co ...................... 751 9,057
Garmin Ltd ........................ 28 8,032
General Motors Co ................... 168 12,936
Genuine Parts Co .................... 36 4,527
Graham Holdings Co .................. 4 4,539
Grand Canyon Education Inc
(1)
........... 37 5,609
Hasbro Inc ........................ 36 3,156
Hilton Worldwide Holdings Inc ........... 43 13,679
Home Depot Inc/The .................. 179 50,924
Lennar Corp
(1)
...................... 70 5,599
Lowe's Cos Inc ..................... 109 20,088
Lululemon Athletica Inc
(1)
............... 31 2,982
Marriott International Inc/MD ............ 41 14,582
McDonald's Corp .................... 124 28,637
NIKE Inc .......................... 250 8,850
Norwegian Cruise Line Holdings Ltd
(1)
...... 168 2,463
O'Reilly Automotive Inc
(1)
............... 155 13,239
PulteGroup Inc ...................... 63 7,312
Ralph Lauren Corp ................... 12 4,261
Restaurant Brands International Inc ........ 82 5,829
Rivian Automotive Inc
(1)
................ 201 3,003
Ross Stores Inc ..................... 61 14,237
Royal Caribbean Cruises Ltd ............ 47 12,495
Somnigroup International Inc ............ 60 3,727
Standard Motor Products Inc ............ 109 4,044
Starbucks Corp ..................... 204 19,168
Tapestry Inc ....................... 41 4,717
Tesla Inc
(1)
......................... 508 180,243
Texas Roadhouse Inc ................. 17 2,658
TJX Cos Inc/The ..................... 196 25,933
Toll Brothers Inc ..................... 47 6,333
Tractor Supply Co .................... 124 3,880
Ulta Beauty Inc
(1)
.................... 10 5,462
Viking Holdings Ltd
(1)
.................. 52 4,073
Wayfair Inc
(1)
....................... 25 2,564
Williams-Sonoma Inc ................. 32 7,294
Yum! Brands Inc ..................... 56 7,635
1,107,569
Consumer Staples — 0.8%
Altria Group Inc ..................... 189 12,727
Archer-Daniels-Midland Co ............. 58 4,604
Bunge Global SA .................... 17 1,818
Casey's General Stores Inc ............. 5 3,042
Church & Dwight Co Inc ............... 39 3,675
Coca-Cola Co/The ................... 422 36,326
Colgate-Palmolive Co ................. 92 7,849
Constellation Brands Inc ............... 22 2,487
Costco Wholesale Corp ................ 48 43,696

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Dollar General Corp .................. 29 3,468
Dollar Tree Inc
(1)
..................... 24 2,736
elf Beauty Inc
(1)
..................... 11 1,111
Estee Lauder Cos Inc/The .............. 32 2,969
General Mills Inc .................... 92 2,959
Hershey Co/The ..................... 20 3,152
J M Smucker Co/The ................. 16 1,903
Kenvue Inc ........................ 233 4,115
Keurig Dr Pepper Inc .................. 175 5,309
Kimberly-Clark Corp .................. 49 4,774
Kraft Heinz Co/The ................... 139 3,158
Kroger Co/The ...................... 71 4,162
McCormick & Co Inc/MD ............... 43 1,995
Mondelez International Inc .............. 155 8,962
Monster Beverage Corp
(1)
............... 170 7,075
PepsiCo Inc ........................ 154 19,515
Performance Food Group Co
(1)
............ 26 2,379
Philip Morris International Inc ............ 173 33,012
Procter & Gamble Co/The .............. 255 37,046
Sysco Corp ........................ 57 4,444
Target Corp ........................ 53 8,305
Tyson Foods Inc ..................... 41 2,072
US Foods Holding Corp
(1)
............... 29 2,674
Walmart Inc ....................... 481 49,986
333,505
Energy — 1.9%
Antero Resources Corp
(1)
............... 126 4,207
APA Corp ......................... 133 5,525
Baker Hughes Co .................... 331 18,172
Cactus Inc ........................ 38 2,364
Centrus Energy Corp
(1)
................. 11 1,534
Cheniere Energy Inc .................. 68 18,294
Chevron Corp ...................... 578 118,033
Chord Energy Corp ................... 31 4,156
ConocoPhillips ...................... 391 48,934
Delek US Holdings Inc ................. 28 1,998
Devon Energy Corp ................... 387 17,818
Diamondback Energy Inc ............... 68 12,499
DT Midstream Inc .................... 43 5,137
Energy Fuels Inc/Canada
(1)
.............. 146 1,610
EOG Resources Inc ................... 177 24,384
EQT Corp ......................... 205 9,955
Expand Energy Corp .................. 81 6,811
ExxonMobil Holdings Corp .............. 1,291 210,110
Halliburton Co ...................... 315 10,017
HF Sinclair Corp ..................... 59 6,332
Kinder Morgan Inc ................... 643 19,386
Kodiak Gas Services Inc ............... 54 2,860
Marathon Petroleum Corp .............. 94 37,170
Noble Corp PLC ..................... 76 3,172
NOV Inc .......................... 303 5,675
Occidental Petroleum Corp .............. 250 13,830
ONEOK Inc ........................ 211 17,992
Ovintiv Inc ......................... 125 7,228
PBF Energy Inc ..................... 38 2,925
Permian Resources Corp ............... 334 7,054
Phillips 66 ......................... 129 32,935
Range Resources Corp ................ 114 4,223
SLB Ltd .......................... 484 23,581
SM Energy Co ...................... 96 3,243
Targa Resources Corp ................. 71 19,192
TechnipFMC PLC .................... 148 10,052
Texas Pacific Land Corp ............... 20 6,517
Transocean Ltd
(1)
.................... 480 2,515
Uranium Energy Corp
(1)
................ 216 2,041
Valero Energy Corp ................... 95 36,823
Weatherford International PLC ........... 43 3,383
Williams Cos Inc/The ................. 397 26,984
816,671
Financials — 9.6%
Affirm Holdings Inc
(1)
.................. 219 15,161
Aflac Inc .......................... 280 31,298
Allstate Corp/The .................... 154 34,166
American Express Co ................. 272 82,715
American International Group Inc ......... 360 26,791
Ameriprise Financial Inc ............... 54 26,587
Aon PLC .......................... 113 31,275
Apollo Global Management Inc ........... 228 26,462
Arch Capital Group Ltd
(1)
............... 298 27,523
Ares Management Corp ................ 127 14,754
Arthur J Gallagher & Co ................ 141 32,163
Associated Banc-Corp ................. 1,337 38,305
Atlantic Union Bankshares Corp .......... 887 33,662
Bank of America Corp ................. 3,168 172,434
Bank of New York Mellon Corp/The ........ 361 52,211
Berkshire Hathaway Inc
(1)
.............. 888 442,180
Blackrock Inc ...................... 80 84,663
Blackstone Inc ...................... 387 43,379
Block Inc
(1)
........................ 309 22,721
Brown & Brown Inc .................. 261 15,895
Capital One Financial Corp .............. 355 68,540
Cboe Global Markets Inc ............... 56 15,416
Central Pacific Financial Corp ............ 886 31,799
Charles Schwab Corp/The .............. 800 78,192
Chime Financial Inc
(1)
................. 225 5,994
Chubb Ltd ......................... 195 63,424
Cincinnati Financial Corp ............... 134 21,356
Citigroup Inc ....................... 857 110,964
CME Group Inc ...................... 178 46,632
Coinbase Global Inc
(1)
................. 121 22,556
Corpay Inc
(1)
....................... 43 16,710
Equitable Holdings Inc ................. 276 14,150
Fidelity National Information Services Inc .... 423 13,917
Fifth Third Bancorp ................... 600 30,348
Fiserv Inc
(1)
........................ 367 16,581
FNB Corp/PA ....................... 3,054 52,559

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Fulton Financial Corp ................. 1,966 44,353
Global Payments Inc .................. 188 15,354
Goldman Sachs Group Inc/The ........... 145 130,552
Hartford Insurance Group Inc/The ......... 226 27,653
Home Bancorp Inc ................... 488 32,237
Interactive Brokers Group Inc ............ 291 24,857
Intercontinental Exchange Inc ............ 287 43,633
JPMorgan Chase & Co ................ 1,275 421,808
KKR & Co Inc ....................... 366 33,416
Ladder Capital Corp .................. 2,809 24,523
LPL Financial Holdings Inc .............. 47 14,373
Marsh & McLennan Cos Inc ............. 270 46,097
Mastercard Inc ..................... 397 218,934
MetLife Inc ........................ 354 33,333
Moody's Corp ...................... 82 37,239
Morgan Stanley ..................... 570 107,206
MSCI Inc .......................... 41 22,085
Nasdaq Inc ........................ 266 24,475
Northern Trust Corp .................. 127 21,509
NU Holdings Ltd/Cayman Islands
(1)
........ 1,890 23,927
PayPal Holdings Inc .................. 466 24,479
PNC Financial Services Group Inc/The ...... 204 45,341
Principal Financial Group Inc ............ 189 21,160
Progressive Corp/The ................. 295 61,156
Prudential Financial Inc ................ 225 25,555
Raymond James Financial Inc ........... 120 18,962
Robinhood Markets Inc
(1)
............... 398 44,775
Rocket Cos Inc
(1)
.................... 804 9,254
S&P Global Inc ...................... 149 58,776
SoFi Technologies Inc
(1)
................ 1,021 16,050
State Street Corp .................... 167 29,157
Synchrony Financial .................. 340 24,130
T Rowe Price Group Inc ................ 146 15,191
Toast Inc
(1)
........................ 384 11,132
Travelers Cos Inc/The ................. 117 41,712
Truist Financial Corp .................. 773 35,790
United Bankshares Inc/WV .............. 1,032 47,410
US Bancorp ........................ 852 49,212
Visa Inc .......................... 800 287,464
Wells Fargo & Co .................... 1,492 119,435
Willis Towers Watson PLC .............. 56 16,141
4,213,329
Health Care — 8.2%
10X Genomics Inc
(1)
.................. 115 10,391
Abbott Laboratories .................. 857 84,697
AbbVie Inc ........................ 871 227,845
Agilent Technologies Inc ............... 190 32,739
Align Technology Inc
(1)
................. 85 12,355
Alnylam Pharmaceuticals Inc
(1)
........... 76 18,752
Amgen Inc ........................ 270 113,808
Arrowhead Pharmaceuticals Inc
(1)
......... 116 7,592
Axsome Therapeutics Inc
(1)
.............. 57 10,510
Baxter International Inc ................ 527 12,648
Becton Dickinson & Co ................ 180 32,220
Biogen Inc
(1)
....................... 97 21,910
Blueprint Medicines CVR Escrow
(1) (2)
........ 19 0
Boston Scientific Corp
(1)
................ 783 34,178
Bridgebio Pharma Inc
(1)
................ 148 9,738
BrightSpring Health Services Inc
(1)
......... 171 9,704
Bristol-Myers Squibb Co ............... 1,087 67,829
Cardinal Health Inc ................... 138 30,705
Cencora Inc ........................ 98 29,425
Centene Corp
(1)
..................... 315 19,568
Charles River Laboratories International Inc
(1)
. 44 12,980
Cigna Group/The .................... 142 38,600
Corcept Therapeutics Inc
(1)
.............. 62 7,144
CRISPR Therapeutics AG
(1)
.............. 182 10,068
CVS Health Corp .................... 680 58,269
Cytokinetics Inc
(1)
.................... 171 11,271
Danaher Corp ...................... 320 70,896
Dexcom Inc
(1)
....................... 238 20,537
Dianthus Therapeutics Inc
(1)
............. 74 6,516
Edwards Lifesciences Corp
(1)
............ 362 31,248
Elanco Animal Health Inc
(1)
.............. 451 10,098
Elevance Health Inc .................. 119 46,270
Eli Lilly & Co ....................... 397 459,361
GE HealthCare Technologies Inc .......... 286 18,696
Gilead Sciences Inc .................. 648 96,584
Guardant Health Inc
(1)
................. 87 15,517
HCA Healthcare Inc ................... 84 35,846
Hims & Hers Health Inc
(1)
............... 197 5,869
Humana Inc ....................... 71 27,091
IDEXX Laboratories Inc
(1)
............... 55 28,720
Illumina Inc
(1)
....................... 95 26,000
Immunome Inc
(1)
.................... 325 6,991
Incyte Corp
(1)
....................... 135 16,382
Insmed Inc
(1)
....................... 122 13,925
Intuitive Surgical Inc
(1)
................. 194 78,886
Ionis Pharmaceuticals Inc
(1)
............. 153 6,831
IQVIA Holdings Inc
(1)
.................. 93 25,003
Jazz Pharmaceuticals PLC
(1)
............. 56 12,965
Johnson & Johnson .................. 1,186 313,982
Kymera Therapeutics Inc
(1)
.............. 81 9,055
Labcorp Holdings Inc ................. 58 17,870
McKesson Corp ..................... 65 55,498
Medline Inc
(1)
....................... 330 11,451
Medtronic PLC ...................... 660 56,951
Merck & Co Inc ..................... 1,236 179,603
Mettler-Toledo International Inc
(1)
......... 12 18,131
Moderna Inc
(1)
...................... 195 37,551
Natera Inc
(1)
........................ 80 33,065
Neurocrine Biosciences Inc
(1)
............ 86 12,198
Pfizer Inc ......................... 2,865 81,710
Praxis Precision Medicines Inc
(1)
.......... 23 6,698
Quest Diagnostics Inc ................. 69 16,082
Recursion Pharmaceuticals Inc
(1)
.......... 3,270 13,505
Regeneron Pharmaceuticals Inc .......... 55 41,705

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
ResMed Inc ........................ 106 23,437
Revolution Medicines Inc
(1)
.............. 114 23,400
Revvity Inc ........................ 137 20,946
Roivant Sciences Ltd
(1)
................ 437 15,981
Royalty Pharma PLC .................. 403 23,519
Spyre Therapeutics Inc
(1)
............... 79 7,033
Stryker Corp ....................... 194 53,426
Tempus AI Inc
(1)
..................... 117 9,582
Tenet Healthcare Corp
(1)
................ 54 13,800
Thermo Fisher Scientific Inc ............. 185 124,884
Twist Bioscience Corp
(1)
................ 61 11,788
United Therapeutics Corp
(1)
............. 29 15,715
UnitedHealth Group Inc ................ 458 168,123
Vaxcyte Inc
(1)
....................... 235 13,372
Veeva Systems Inc
(1)
.................. 111 31,685
Vertex Pharmaceuticals Inc
(1)
............ 135 70,579
Viatris Inc ......................... 930 16,480
Viking Therapeutics Inc
(1)
............... 308 10,041
Waters Corp
(1)
...................... 63 27,682
West Pharmaceutical Services Inc ......... 43 15,943
Zimmer Biomet Holdings Inc ............ 178 15,812
Zoetis Inc ......................... 238 16,620
3,620,081
Industrials — 4.9%
3M Co ........................... 182 29,875
Advanced Drainage Systems Inc .......... 69 8,743
Alaska Air Group Inc
(1)
................. 212 8,204
AMETEK Inc ....................... 78 19,323
API Group Corp
(1)
.................... 179 6,909
ATI Inc
(1)
.......................... 52 9,849
Automatic Data Processing Inc ........... 145 37,419
Axon Enterprise Inc
(1)
................. 27 11,408
Bloom Energy Corp
(1)
.................. 90 24,928
Boeing Co/The
(1)
..................... 250 46,513
Broadridge Financial Solutions Inc ......... 72 11,599
BWX Technologies Inc ................. 51 6,987
CACI International Inc
(1)
................ 9 5,482
Carlisle Cos Inc ..................... 24 7,732
Carpenter Technology Corp ............. 19 7,388
Carrier Global Corp ................... 306 16,787
Caterpillar Inc ...................... 150 121,619
CH Robinson Worldwide Inc ............. 48 7,102
Cintas Corp ........................ 132 25,748
CNH Industrial NV .................... 521 6,695
Comfort Systems USA Inc .............. 16 26,465
Copart Inc
(1)
........................ 390 10,639
CSX Corp ......................... 593 27,580
Cummins Inc ....................... 51 26,345
Curtiss-Wright Corp .................. 18 9,789
Deere & Co ........................ 82 55,067
Delta Air Lines Inc ................... 263 21,950
Dover Corp ........................ 71 13,281
DuPont de Nemours Inc ................ 89 11,560
Dycom Industries Inc
(1)
................ 14 3,767
Eaton Corp PLC ..................... 131 56,292
EMCOR Group Inc .................... 19 14,335
Emerson Electric Co .................. 190 29,469
Equifax Inc ........................ 61 8,372
Everus Construction Group Inc
(1)
.......... 56 6,581
Expeditors International of Washington Inc ... 49 9,047
Fastenal Co ........................ 441 21,843
FedEx Corp ........................ 72 20,527
Fedex Freight Holding Co Inc
(1)
........... 43 4,703
Ferguson Enterprises Inc ............... 81 18,032
Flowserve Corp ..................... 79 5,777
Fortive Corp ....................... 173 9,482
FTAI Aviation Ltd .................... 41 6,848
GE Vernova Inc ..................... 88 83,643
Generac Holdings Inc
(1)
................ 31 6,415
General Dynamics Corp ................ 82 27,210
General Electric Co ................... 336 104,929
HEICO Corp
(1)
....................... 54 12,330
Honeywell Aerospace Inc
(1)
.............. 107 16,582
Honeywell International Inc ............. 122 25,735
Howmet Aerospace Inc ................ 133 30,082
Hubbell Inc ........................ 23 10,433
Illinois Tool Works Inc ................. 104 26,757
Ingersoll Rand Inc ................... 193 14,496
ITT Inc ........................... 56 11,302
Jacobs Solutions Inc .................. 62 8,387
JB Hunt Transport Services Inc ........... 38 8,514
Johnson Controls International plc ......... 211 31,365
Knight-Swift Transportation Holdings Inc .... 114 7,249
Kratos Defense & Security Solutions Inc
(1)
.... 102 4,354
L3Harris Technologies Inc .............. 70 16,575
Leidos Holdings Inc .................. 61 7,432
Lennox International Inc ............... 17 6,035
Lincoln Electric Holdings Inc ............. 45 11,906
Lockheed Martin Corp ................. 67 34,120
Marten Transport Ltd ................. 695 8,979
Masco Corp ....................... 120 8,088
MasTec Inc
(1)
....................... 29 6,195
Modine Manufacturing Co .............. 27 5,054
Mueller Industries Inc ................. 112 6,788
Nextpower Inc
(1)
..................... 67 5,221
Norfolk Southern Corp ................. 75 23,175
Northrop Grumman Corp ............... 48 23,207
nVent Electric PLC ................... 76 12,188
Old Dominion Freight Line Inc ............ 77 13,386
Otis Worldwide Corp .................. 189 12,157
Owens Corning ..................... 52 6,071
PACCAR Inc ........................ 193 21,193
Parker-Hannifin Corp ................. 42 40,128
Paychex Inc ....................... 163 16,056
Paycom Software Inc ................. 22 4,788
Quanta Services Inc .................. 53 34,053
QXO Inc
(1)
......................... 506 5,915

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
RB Global Inc ....................... 85 6,918
RBC Bearings Inc
(1)
................... 22 10,983
Regal Rexnord Corp .................. 33 5,119
Republic Services Inc ................. 82 17,209
Rocket Lab Corp
(1)
................... 190 13,239
Rockwell Automation Inc ............... 39 16,978
RTX Corp ......................... 427 79,273
SPX Technologies Inc
(1)
................ 34 5,765
SS&C Technologies Holdings Inc .......... 132 10,173
Stanley Black & Decker Inc ............. 106 9,391
Sterling Infrastructure Inc
(1)
............. 13 6,393
Sunbelt Rentals Holdings Inc ............ 167 12,226
Trane Technologies PLC ................ 80 36,158
TransDigm Group Inc
(1)
................ 19 20,569
TransUnion ........................ 110 6,723
Uber Technologies Inc
(1)
................ 650 44,532
Union Pacific Corp ................... 189 51,433
United Airlines Holdings Inc
(1)
............ 159 17,641
United Parcel Service Inc ............... 254 23,734
United Rentals Inc ................... 22 22,017
Veralto Corp ....................... 138 13,016
Verisk Analytics Inc ................... 56 9,400
Vertiv Holdings Co ................... 130 31,370
Waste Management Inc ................ 129 26,306
Watsco Inc ........................ 23 6,962
WESCO International Inc ............... 27 9,709
Westinghouse Air Brake Technologies Corp ... 64 18,380
Woodward Inc ...................... 25 8,215
WW Grainger Inc .................... 15 18,686
XPO Inc
(1)
......................... 52 9,151
Xylem Inc/NY ....................... 120 12,152
2,176,375
Information Technology — 24.3%
Accenture PLC ...................... 379 69,497
Adobe Inc
(1)
........................ 295 70,782
Advanced Micro Devices Inc
(1)
........... 650 397,644
Amphenol Corp ..................... 1,216 102,509
Analog Devices Inc ................... 266 105,525
Apple Inc ......................... 5,718 1,904,208
Applied Materials Inc ................. 334 170,801
Arista Networks Inc
(1)
................. 497 101,184
Astera Labs Inc
(1)
.................... 84 29,902
Atlassian Corp
(1)
..................... 98 17,570
Autodesk Inc
(1)
...................... 225 47,025
Broadcom Inc ...................... 1,855 651,457
Cadence Design Systems Inc
(1)
........... 175 57,782
Ciena Corp
(1)
....................... 83 29,201
Cisco Systems Inc ................... 1,661 178,773
Cloudflare Inc
(1)
..................... 160 55,565
Coherent Corp
(1)
..................... 109 31,371
CoreWeave Inc
(1)
.................... 250 21,780
Corning Inc ........................ 416 63,964
Credo Technology Group Holding Ltd
(1)
...... 92 17,921
Crowdstrike Holdings Inc
(1)
.............. 426 112,784
Datadog Inc
(1)
...................... 151 41,351
Dell Technologies Inc ................. 129 69,396
Fortinet Inc
(1)
....................... 303 54,164
Hewlett Packard Enterprise Co ........... 745 47,598
Intel Corp
(1)
........................ 1,852 222,666
International Business Machines Corp ...... 422 92,811
Intuit Inc .......................... 157 43,287
KLA Corp ......................... 592 115,399
Knowles Corp
(1)
..................... 2,407 89,420
Lam Research Corp .................. 555 182,323
Lumentum Holdings Inc
(1)
.............. 36 34,965
Marvell Technology Inc ................ 362 95,644
Microchip Technology Inc .............. 624 48,529
Micron Technology Inc ................ 448 477,169
Microsoft Corp ...................... 2,952 1,514,081
Monolithic Power Systems Inc ........... 37 49,847
NVIDIA Corp ....................... 9,219 2,105,435
Oracle Corp ........................ 779 106,957
Palantir Technologies Inc
(1)
.............. 923 172,647
Palo Alto Networks Inc
(1)
............... 345 137,072
QUALCOMM Inc ..................... 487 89,628
Roper Technologies Inc ................ 120 41,929
Salesforce Inc ...................... 374 85,859
Sandisk Corp
(1)
...................... 60 104,393
ServiceNow Inc
(1)
.................... 531 71,159
Snowflake Inc
(1)
..................... 157 53,311
Strategy Inc
(1)
...................... 223 34,139
Synopsys Inc
(1)
...................... 108 46,974
Texas Instruments Inc ................. 432 120,999
Western Digital Corp .................. 156 70,896
10,657,293
Materials — 1.2%
Air Products and Chemicals Inc .......... 80 22,258
Albemarle Corp ..................... 44 4,654
Alcoa Corp ........................ 103 4,326
Almonty Industries Inc
(1)
................ 85 1,119
Amcor PLC ........................ 201 8,414
Anglogold Ashanti Plc ................. 180 16,911
Avery Dennison Corp ................. 36 6,144
Avient Corp ........................ 52 2,093
Axalta Coating Systems Ltd
(1)
............ 105 3,377
Ball Corp ......................... 111 6,219
Celanese Corp ...................... 54 2,396
Century Aluminum Co
(1)
................ 33 1,187
CF Industries Holdings Inc .............. 55 6,336
Cleveland-Cliffs Inc
(1)
................. 235 2,587
Coeur Mining Inc .................... 384 6,758
Commercial Metals Co ................ 54 3,353
Corteva Inc ........................ 242 18,791
CRH PLC .......................... 251 20,783
Crown Holdings Inc .................. 56 5,903
Dow Inc .......................... 271 7,463

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Eastman Chemical Co ................. 68 4,409
Ecolab Inc ......................... 92 25,261
Element Solutions Inc ................. 114 4,136
Freeport-McMoRan Inc ................ 512 35,840
Hecla Mining Co ..................... 235 4,002
International Flavors & Fragrances Inc ...... 96 8,014
International Paper Co ................. 217 7,198
Linde PLC ......................... 164 77,843
LyondellBasell Industries NV ............. 97 5,575
Martin Marietta Materials Inc ............ 26 12,475
Materion Corp ...................... 9 2,426
Mosaic Co/The ..................... 146 3,161
MP Materials Corp
(1)
.................. 63 2,979
NewMarket Corp .................... 3 2,693
Newmont Corp ..................... 379 43,714
Nucor Corp ........................ 80 18,700
Packaging Corp of America ............. 37 8,483
Perimeter Solutions Inc
(1)
............... 64 1,685
PPG Industries Inc ................... 93 9,703
Reliance Inc ....................... 19 7,310
Royal Gold Inc ...................... 31 7,316
RPM International Inc ................. 61 6,019
Sensient Technologies Corp ............. 19 2,484
Sherwin-Williams Co/The .............. 85 27,478
Smurfit Westrock PLC ................. 209 9,217
Solstice Advanced Materials Inc .......... 63 3,548
Southern Copper Corp ................. 35 7,092
SSR Mining Inc ..................... 84 2,799
Steel Dynamics Inc ................... 50 11,081
USA Rare Earth Inc
(1)
.................. 94 1,324
Vulcan Materials Co .................. 56 13,699
Warrior Met Coal Inc .................. 20 1,761
530,497
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ........ 128 6,075
American Healthcare REIT Inc ............ 142 7,279
American Homes 4 Rent ............... 290 8,813
American Tower Corp ................. 312 51,071
Americold Realty Trust Inc .............. 242 3,383
Apple Hospitality REIT Inc .............. 422 6,820
BXP Inc .......................... 125 7,639
Camden Property Trust ................ 88 8,512
CareTrust REIT Inc ................... 170 6,219
CBRE Group Inc
(1)
.................... 214 27,493
Compass Inc
(1)
...................... 517 4,591
CoStar Group Inc
(1)
................... 298 8,165
Cousins Properties Inc ................ 220 6,081
Crown Castle Inc .................... 299 19,928
CubeSmart ........................ 221 8,305
Digital Realty Trust Inc ................. 244 42,829
EastGroup Properties Inc ............... 48 9,478
Equinix Inc ........................ 66 66,764
Equity LifeStyle Properties Inc ........... 160 9,333
Essex Property Trust Inc ............... 47 12,661
Extra Space Storage Inc ............... 154 20,253
Federal Realty Investment Trust .......... 88 9,530
First Industrial Realty Trust Inc ........... 129 7,681
Gaming and Leisure Properties Inc ........ 230 8,733
Healthpeak Properties Inc .............. 510 10,185
Host Hotels & Resorts Inc .............. 506 11,329
Invitation Homes Inc .................. 452 11,901
Iron Mountain Inc .................... 202 22,412
Jones Lang LaSalle Inc
(1)
............... 36 10,999
Kilroy Realty Corp .................... 135 4,491
Kimco Realty Corp ................... 573 12,726
Lamar Advertising Co ................. 65 9,367
Macerich Co/The .................... 239 5,344
Mid-America Apartment Communities Inc .... 93 10,950
Millrose Properties Inc ................ 151 3,922
Omega Healthcare Investors Inc .......... 224 10,373
One Liberty Properties Inc .............. 305 6,704
Opendoor Technologies Inc
(1)
............ 763 1,808
Outfront Media Inc ................... 148 4,107
Phillips Edison & Co Inc ................ 245 9,148
Prologis Inc ........................ 636 82,578
Public Storage ...................... 115 32,527
Rayonier Inc ....................... 285 5,233
Realty Income Corp .................. 663 36,001
Regency Centers Corp ................. 165 11,860
Rexford Industrial Realty Inc ............. 200 7,254
Ryman Hospitality Properties Inc .......... 54 6,455
Sabra Health Care REIT Inc ............. 224 4,417
SBA Communications Corp ............. 72 11,529
Simon Property Group Inc .............. 219 43,966
SL Green Realty Corp ................. 68 3,327
STAG Industrial Inc ................... 188 6,732
Sun Communities Inc ................. 95 10,524
UDR Inc .......................... 268 8,991
Ventas Inc ......................... 331 28,142
VICI Properties Inc ................... 862 19,800
Vivmark Residential .................. 686 41,681
Vornado Realty Trust .................. 150 5,082
Welltower Inc ...................... 470 108,213
Weyerhaeuser Co .................... 522 9,944
WP Carey Inc ....................... 192 12,409
Zillow Group Inc
(1)
.................... 169 4,681
1,014,748
Utilities — 0.0%
AES Corp/The ...................... 1 15
Alliant Energy Corp ................... 1 63
Ameren Corp ....................... 1 99
American Electric Power Co Inc .......... 1 119
CenterPoint Energy Inc ................ 1 37
Consolidated Edison Inc ............... 1 102
Dominion Energy Inc .................. 1 61
Duke Energy Corp ................... 1 114

2026 Quarterly Report | September 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2026 (unaudited)
Edison International .................. 1 54
Entergy Corp ....................... 1 99
Essential Utilities Inc .................. 1 39
Eversource Energy ................... 1 64
Exelon Corp ....................... 1 40
FirstEnergy Corp .................... 1 43
NextEra Energy Inc ................... 3 227
NiSource Inc ....................... 1 39
PG&E Corp ........................ 3 37
PPL Corp ......................... 1 33
Public Service Enterprise Group Inc ........ 1 67
Sempra .......................... 1 78
Southern Co/The .................... 2 166
WEC Energy Group Inc ................ 1 101
Xcel Energy Inc ..................... 1 71
1,768
Total Common Stocks (United States)
( Cost $ 23,671,650 ) ................. 28,381,459
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 3
Total Preferred Stock (United States)
( Cost $ – ) ........................ 3
Registered Investment Companies — 4 .8%
U.S. Fixed Income — 4.5%
Baird Core Plus Bond Fund - Class I ....... 34,805 339,004
Dodge & Cox Income Fund - Class I ........ 16,115 193,546
Fidelity Advisor Capital & Income Fund - Class Z 18,289 220,569
Fidelity Total Bond Fund - Class Z ......... 23,862 216,908
Frost Total Return Bond Fund - Class I ...... 4,499 40,940
Guggenheim Total Return Bond Fund - Class I . 8,083 182,766
iShares 20+ Year Treasury Bond ETF
(3)
...... 1,264 98,314
iShares 7-10 Year Treasury Bond ETF
(3)
..... 3,339 298,206
PGIM Total Return Bond Fund - Class R6 .... 15,943 182,234
PIMCO Total Return Fund - Class I ......... 25,837 214,185
1,986,672
International Fixed Income — 0.3%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 13,279 114,598
114,598
Total Registered Investment Companies
( Cost $ 2,176,360 ) .................. 2,101,270
Money Market Registered Investment Companies — 28 .7%
Meeder Government Money Market Fund ,
3.72%
(4)
........................ 12,596,726 12,596,726
Total Money Market Registered Investment
Companies
( Cost $ 12,596,726 ) ................. 12,596,726
Total Investments — 98 .1%
(Cost $ 38,444,736 ) ................. 43,079,458
Other Assets less Liabilities — 1 .9% ....... 853,128
Total Net Assets — 100 .0% ............. 43,932,586
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,529 22,296
Meeder Conservative Allocation Fund - Retail
Class .......................... 205 4,953
Meeder Dynamic Allocation Fund - Retail Class 3,133 51,633
Meeder Muirfield Fund - Retail Class ....... 1,648 18,462
Total Trustee Deferred Compensation
(Cost $ 64,473 ) .................... 97,344
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Dec 2026 ........ 35 12/17/26 5,489,050 (77,044)
Mini MSCI Emg Mkt
Futures - Dec 2026 .. 17 12/17/26 1,454,350 19,520
S&P 500 Mini Futures
December 2026 .... 8 12/17/26 3,086,200 (18,774)
S&P Mid Cap Futures
EMini December 2026 9 12/17/26 3,260,160 (78,046)
Total Futures Contracts . 69 13,289,760 (154,344)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2026.
(5) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.